UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22018
Nuveen Multi-Currency Short-Term Government Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Multi-Currency Short-Term Government Income Fund (JGT)
September 30, 2007

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value

	Asset-Backed Securities – 29.1%

$5,000	Advanta Business Card Master Trust, Asset Backed Notes, Series 2001A		5.620%	10/20/10	AAA	$5,007,083
2,750	Advanta Business Card Master Trust, Asset Backed Notes, Series 2005-A4		4.750%	01/20/11	AAA	2,745,166
7,200	American Express Cresit Care Account Master Trust, 2005-3 Class A		5.320%	01/18/11	AAA	7,191,435
1,500	Bank One Issuance Trust 02-A5		5.440%	06/15/10	AAA	1,500,220
1,250	Bank One Issuance Trust Series 03-A6		5.430%	02/15/11	AAA	1,250,278
1,505	Capital Auto Receivable Asset Trust, Class A1B, Series 2006		5.370%	01/20/09	AAA	1,505,161
4,375	Capital One Master Trust, Series 1998-1, Class A		6.310%	06/15/11	AAA	4,404,288
4,000	Capital One Master Trust, Series 2001-1, Class A		5.520%	12/15/10	AAA	4,004,140
3,000	Chase Credit Card Master Trust, Class A, Series 2003-2		5.430%	07/15/10	AAA	3,001,399
1,897	Chase Issuance Trust 05-A1 CL A1		5.330%	12/15/10	AAA	1,896,712
618	Chase Manhattan Auto Owners Trust Asset Backed Notes and Certificates, Series 2005A-A3		3.870%	06/15/19	AAA	614,343
2,777	Chase Manhattan Auto Owners Trust Asset Backed Notes and Certificates, Series 2005B-A3		4.840%	07/15/09	AAA	2,771,870
5,000	Citibank Creditcard Issuance Trust, Series 2001-A1		5.530%	02/07/10	AAA	5,002,609
7,000	Discover Card Master Trust I, Class A, Series 2001-1		5.540%	01/15/08	AAA	7,005,704
47,787	Federal Farm Credit Banks, Consolidated Systemwide Notes		0.000%	2/06/08	Aaa	47,043,625
45,800	Federal Home Loan Banks, Discount Notes		0.000%	12/14/07	Aaa	45,380,609
55,750	Federal Home Loan Banks, Discount Notes		0.000%	1/25/08	Aaa	54,962,308
36,600	Federal Home Loan Banks, Discount Notes		0.000%	2/15/08	Aaa	35,990,647
2,725	Ford Credit Auto Owner Trust, Asset Backed Notes, Class A2A, Series 2006C		5.290%	12/15/09	AAA	2,725,184
4,000	Gracechurch Card PLC, Credit Card Receivables Class A Series 9		5.128%	09/15/10	AAA	3,992,813
4,000	Harley-Davidson Motorcycle Trust, Series 2007-2A2		5.260%	12/15/10	AAA	4,000,872
1,247	Honda Auto Receivables Owner Trust, Class A2, Series 2006-3		5.250%	03/15/09	AAA	1,245,622
879	Honda Auto Receivables Owner Trust, Class A3, Series 2005-5		4.610%	08/17/09	AAA	876,118
3,335	Household Affinity Credit Card Trust, Asset Backed Notes, Series 2003-1A		5.440%	02/15/10	AAA	3,336,695
2,000	MBNA Credit Card Master Note Trust, Class A, Series 1998E		5.500%	09/15/10	AAA	2,000,654
2,000	MBNA Credit Card Master Note Trust, Class A1, Series 2002		5.450%	05/17/10	AAA	2,000,995
1,310	MBNA Credit Card Master Note Trust, Class A3, Series 2003		5.440%	08/16/10	AAA	1,310,672
1,288	Nissan Auto Receivables Owner Trust, Class A3, Series 2005C		4.190%	07/15/09	AAA	1,281,502
1,357	Triad Auto Receivable Owner Trust, Class A3, Series 2005A		4.050%	03/12/10	AAA	1,351,481

$257,950	Total Asset-Backed Securities (cost $255,137,624)					255,400,205

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value

	Sovereign Debt – 47.1%

	Colombia – 1.1%

20,000,000 COP	Republic of Colombia		11.750%	3/01/10	BB	$10,346,846

	Hungary – 13.0%

11,000,000 HUF	Republic of Hungary, Treasury Bill		0.000%	10/24/07	NA	62,204,400
9,169,000 HUF	Republic of Hungary, Treasury Bill		0.000%	11/07/07	NA	51,708,432

20,169,000	Total Hungary					113,912,832

	Mexico – 3.4%

110,000 MXN	Mexican Treasury Bills		0.000%	11/22/07	NA	9,948,892
110,000 MXN	Mexican Treasury Bills		0.000%	1/17/08	NA	9,828,026
110,000 MXN	Mexican Treasury Bills		0.000%	3/13/08	NA	9,712,845

330,000	Total Mexico					29,489,763

	Norway – 2.8%

130,000 NOK	Norwegian Government Bond		5.500%	5/15/09	AAA	24,356,448

	Turkey – 16.6%

10,000 TRY	Republic of Turkey, Government Bond		14.000%	1/19/11	Ba3	8,065,452
164,000 TRY	Republic of Turkey, Government Bond		16.000%	3/07/12	Baa3	137,776,305

174,000	Total Turkey					145,841,757

	United Kingdom – 10.2%

43,800 GBP	United Kingdom, Treasury Bill		0.000%	10/22/07	NA	89,330,603

	Total Sovereign Debt (cost $386,124,568)					413,278,249

Principal
Amount (000)	Description (1)		Coupon	Maturity	Ratings (2)	Value

	Short-Term Investments – 24.9%

	U.S. Government and Agency obligations – 22.6%

$35,000	Federal Home Loan Mortgage Corporation, Notes		0.000%	10/01/07	Aaa	$35,000,000
16,500	Federal Home Loan Banks, Discount Notes		0.000%	10/10/07	Aaa	16,479,184
21,300	Federal Home Loan Banks, Discount Notes		0.000%	10/26/07	Aaa	21,232,550
35,000	Federal Farm Credit Banks, Consolidated Systemwide Notes		0.000%	11/15/07	Aaa	34,803,125
11,800	Federal Home Loan Banks, Discount Notes		0.000%	11/21/07	Aaa	11,725,188
54,750	Federal Home Loan Banks, Discount Notes		0.000%	11/23/07	Aaa	54,389,307
25,000	Federal Home Loan Banks, Discount Notes		0.000%	11/28/07	Aaa	24,816,333

199,350	Total U.S. Government and Agency Obligations (cost $198,445,687)					198,445,687

	Repurchase Agreements – 2.3%

20,115	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/07, repurchase price $20,121,259, collateralized by $16,270,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $20,520,538		3.75%	10/1/2007	NA	20,114,973

$219,465	Total Short-Term Investments (cost $218,560,660)					218,560,660

		Put	Call
		Notional	Notional	Expiration	Strike
	Type	Amount (3)	Amount	Date	Price	Value

	Put Options – 1.3%

	Goldman Sachs Currency Option	125,000,000 USD	62,500,000 BRL	10/18/07	$2.000	$11,373,000

	Total Put Options (cost $3,128,750)					11,373,000

	Total Investments (cost $862,951,602) – 102.4%					898,612,114

	Other Assets Less Liabilities – (2.4)%					(21,191,727)

	Net Assets – 100%					$877,420,387

Forward Foreign Currency Exchange Contracts outstanding at September 30, 2007:

					Unrealized
					Appreciation
Currency Contracts	Amount	In Exchange For	Amount	Settlement	(Depreciation)
to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)

Australian Dollar	37,356,000	U.S. Dollar	31,831,421	10/17/07	$(1,291,829)
Australian Dollar	45,000,000	U.S. Dollar	37,455,750	10/17/07	(2,445,370)
Australian Dollar	10,644,000	U.S. Dollar	8,861,449	10/17/07	(576,496)
Australian Dollar	16,000,000	U.S. Dollar	13,646,080	10/22/07	(537,889)
Brazilian Real	54,441,000	U.S. Dollar	27,600,000	10/02/07	(2,087,102)
Brazilian Real	68,787,900	U.S. Dollar	34,900,000	10/02/07	(2,610,579)
Columbian Peso	22,000,000,000	U.S. Dollar	9,990,917	10/18/07	(859,470)
Columbian Peso	9,665,000,000	U.S. Dollar	4,635,492	10/25/07	(128,469)
Columbian Peso	10,365,000,000	U.S. Dollar	4,947,494	11/09/07	(154,810)
Hungarian Forint	11,945,450,000	U.S. Dollar	64,148,699	10/10/07	(3,673,714)
Hungarian Forint	2,633,511,706	U.S. Dollar	13,738,389	10/17/07	(1,206,752)
Hungarian Forint	403,878,295	U.S. Dollar	2,181,593	10/17/07	(110,411)
Hungarian Forint	8,250,218,294	U.S. Dollar	44,209,835	10/17/07	(2,610,035)
Hungarian Forint	11,945,450,000	U.S. Dollar	66,756,734	10/17/07	(1,033,522)
Iceland Krona	980,384,000	U.S. Dollar	15,631,122	10/17/07	(211,415)
Iceland Krona	1,333,672,870	U.S. Dollar	19,489,593	10/17/07	(2,061,924)
Iceland Krona	1,273,600,000	U.S. Dollar	20,104,183	10/22/07	(451,378)
Iceland Krona	635,820,000	U.S. Dollar	10,037,414	10/22/07	(224,549)
Iceland Krona	1,270,700,000	U.S. Dollar	20,042,587	10/22/07	(466,169)
Indian Rupee	1,013,500,000	U.S. Dollar	25,528,967	10/17/07	101,497
Mexican Peso	330,000,000	U.S. Dollar	29,554,797	10/17/07	(581,399)
New Zealand Dollar	50,000,000	U.S. Dollar	38,453,500	10/23/07	642,191
New Zealand Dollar	14,240,000	U.S. Dollar	10,832,724	10/23/07	64,063
New Zealand Dollar	37,000,000	U.S. Dollar	27,749,260	10/23/07	(231,109)
New Zealand Dollar	3,000,000	U.S. Dollar	2,169,210	10/23/07	(99,469)
New Zealand Dollar	13,000,000	U.S. Dollar	9,395,360	10/23/07	(435,580)
New Zealand Dollar	26,385,818	U.S. Dollar	19,069,163	10/23/07	(884,484)
South African Rand	215,316,000	U.S. Dollar	30,000,000	10/16/07	(1,183,481)
South African Rand	203,677,200	U.S. Dollar	28,163,330	10/16/07	(1,334,543)
U.S. Dollar	65,964,831	Brazilian Real	123,228,900	10/02/07	1,232,851
U.S. Dollar	66,790,327	Hungarian Forint	11,945,450,000	10/10/07	1,032,086
U.S. Dollar	18,000,000	South African Rand	126,975,600	10/16/07	389,442
U.S. Dollar	42,000,000	South African Rand	292,017,600	10/16/07	291,912
U.S. Dollar	41,583,600	Australian Dollar	48,000,000	10/17/07	977,595
U.S. Dollar	35,278,000	Australian Dollar	40,000,000	10/17/07	189,662
U.S. Dollar	4,204,300	Australian Dollar	5,000,000	10/17/07	229,158
U.S. Dollar	17,000,000	Hungarian Forint	3,037,390,000	10/17/07	237,144
U.S. Dollar	112,055,598	Hungarian Forint	20,195,668,294	10/17/07	2,554,528
U.S. Dollar	25,000,000	Indian Rupee	1,013,500,000	10/17/07	427,470
U.S. Dollar	16,000,000	Iceland Krona	980,384,000	10/17/07	(157,463)
U.S. Dollar	17,000,000	Iceland Krona	1,031,033,000	10/17/07	(338,999)
U.S. Dollar	4,704,490	Iceland Krona	302,639,870	10/17/07	186,025
U.S. Dollar	29,926,544	Mexican Peso	330,000,000	10/17/07	209,652
U.S. Dollar	10,138,249	Columbian Peso	22,000,000,000	10/18/07	712,138
U.S. Dollar	13,611,680	Australian Dollar	16,000,000	10/22/07	572,289
U.S. Dollar	152,042,466	Australian Dollar	178,720,000	10/22/07	6,392,471
U.S. Dollar	20,000,000	Columbian Peso	41,036,000,000	10/22/07	232,107
U.S. Dollar	10,000,000	Iceland Krona	635,820,000	10/22/07	261,964
U.S. Dollar	20,000,000	Iceland Krona	1,273,600,000	10/22/07	555,561
U.S. Dollar	20,000,000	Iceland Krona	1,270,700,000	10/22/07	508,756
U.S. Dollar	13,560,574	Mexican Peso	148,020,450	10/22/07	(47,757)
U.S. Dollar	34,831,904	South African Rand	247,000,000	10/22/07	910,155
U.S. Dollar	50,000,000	South African Rand	355,305,000	10/22/07	1,414,302
U.S. Dollar	12,644,889	South African Rand	90,000,000	10/22/07	378,533
U.S. Dollar	28,184,099	South African Rand	200,000,000	10/22/07	756,841
U.S. Dollar	41,711,530	New Zealand Dollar	53,000,000	10/23/07	(1,631,542)
U.S. Dollar	32,036,098	New Zealand Dollar	40,625,818	10/23/07	(1,313,791)
U.S. Dollar	32,136,000	New Zealand Dollar	40,000,000	10/23/07	(1,886,952)
U.S. Dollar	7,569,000	New Zealand Dollar	10,000,000	10/23/07	(6,738)
U.S. Dollar	68,599,733	New Zealand Dollar	94,700,000	10/23/07	3,014,887
U.S. Dollar	90,684,175	New Zealand Dollar	125,000,000	10/23/07	3,844,099
U.S. Dollar	12,000,000	Columbian Peso	24,540,000,000	10/24/07	96,994
U.S. Dollar	17,000,000	Norwegian Krone	97,010,840	10/24/07	990,898
U.S. Dollar	5,000,000	Columbian Peso	9,665,000,000	10/25/07	(236,040)
U.S. Dollar	17,000,000	Israeli Shekel	71,636,130	10/25/07	840,440
U.S. Dollar	5,315,385	Columbian Peso	10,365,000,000	11/09/07	(213,080)
U.S. Dollar	9,476,063	Israeli Shekel	39,844,000	11/15/07	451,247
U.S. Dollar	9,540,435	Israeli Shekel	40,170,000	11/15/07	468,099
U.S. Dollar	5,068,097	Israeli Shekel	20,690,000	11/20/07	87,411
U.S. Dollar	22,469,888	Pound Sterling	11,200,000	12/10/07	408,716
U.S. Dollar	40,000,000	Mexican Peso	442,000,000	12/20/07	197,774
U.S. Dollar	9,303,095	Iceland Krona	635,820,000	9/24/08	196,505
U.S. Dollar	18,591,075	Iceland Krona	1,270,700,000	9/24/08	394,080
U.S. Dollar	18,633,504	Iceland Krona	1,273,600,000	9/24/08	394,980

					$(477,787)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Put Notional Amount is calculated by dividing the Call Notional Amount by the Strike Price.

BRL	Brazilian Real

COP	Colombian Peso

GBP	United Kingdom Pound Sterling

HUF	Hungarian Forint

MXN	Mexican Peso

NOK	Norwegian Krone

TRY	New Turkish Lira

NA	Not applicable.
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.
At September 30, 2007, the cost of investments was $934,112,823.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007, were as follows:

Gross unrealized:
Appreciation	$35,993,317
Depreciation	(492,608)

Net unrealized appreciation (depreciation) of investments	$35,500,709

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)  Nuveen Multi-Currency Short-Term Government Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2007

*	Print the name and title of each signing officer under his or her signature.